Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2023	2024
	(in thousands)
Computer and software	$3,176	$3,902
Furniture and office equipment	1,836	2,519
Leasehold improvements	9,631	10,557
Property and equipment, gross	14,643	16,978
Less: accumulated depreciation and amortization	(4,407)	(6,538)
Property and equipment, net	$10,236	$10,440